KEY MANAGEMENT PERSONNEL COMPENSATION	12 Months Ended
Dec. 31, 2019
Key Management Personnel Compensation
KEY MANAGEMENT PERSONNEL COMPENSATION

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, including directors of the Company.

	Year Ended December 31,
Key Management Personnel	2019	2018	2017
Salaries and short term benefits	$696,751	$775,064	$204,506
Directors' fees	103,805	70,378	60,600
Share-based payments	431,037	621,339	596,232
	$1,231,593	$1,466,781	$861,338